INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets

			Customer and
		Product-	distribution
	Technology	related	related	Software	Total
	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2016	235	1,864	119	289	2,507
Exchange adjustment	(2)	(20)	2	(8)	(28)
Acquisitions[1]	68	17	–	–	85
Additions	–	24	–	48	72
Disposals	–	(36)	–	–	(36)
At 31 December 2016	301	1,849	121	329	2,600
Exchange adjustment	10	38	1	12	61
Acquisitions[1]	59	2	–	–	61
Additions	–	2	3	63	68
Disposals	(6)	(43)	(5)	(5)	(59)
Transfers	(6)	6	–	4	4
At 31 December 2017	358	1,854	120	403	2,735
Amortisation and impairment
At 1 January 2016	21	759	69	156	1,005
Exchange adjustment	–	(16)	1	(4)	(19)
Charge for the year – amortisation[2]	15	131	10	35	191
Charge for the year – impairment	–	48	–	–	48
Disposals	–	(36)	–	–	(36)
At 31 December 2016	36	886	80	187	1,189
Exchange adjustment	2	21	1	6	30
Charge for the year – amortisation	6	133	15	38	192
Charge for the year – impairment	–	10	–	–	10
Disposals	11	(61)	(3)	(4)	(57)
Transfers	(4)	4	–	–	–
At 31 December 2017	51	993	93	227	1,364
Net book amounts
At 31 December 2017	307	861	27	176	1,371
At 31 December 2016	265	963	41	142	1,411

1

In 2017 this relates to technology and product-related intangibles acquired with the purchase of Rotation Medical, Inc. In 2016 this relates to technology and product related intangibles acquired with the purchase of Blue Belt Technologies Inc. and BST-CarGel.

2	The amortisation charge between technology and product-related intangibles has been restated by $33m with no impact on the total net book value of intangible assets.

Amortisation and impairment of acquisition intangibles is set out below:

	2017	2016
	$ million	$ million
Technology	6	48
Product-related	124	126
Customer and distribution related	10	4
Total	140	178